ROYALTY, STREAM, AND OTHER INTERESTS	12 Months Ended
May 31, 2020
Royalty Interests And Deferred Acquisition Costs [Abstract]
ROYALTY, STREAM, AND OTHER INTERESTS

4. ROYALTY, STREAM, AND OTHER INTERESTS

	Producing	Development	Exploration
Royalty and stream on:	assets	assets	assets	Total
As at May 31, 2018	$5,813,465	$10,156,817	$1,060,681	$17,030,963
Alamos acquisition	—	9,784,221	176,000	9,960,221
ValGold acquisition	—	8,067,299	150,001	8,217,300
Santa Gertrudis acquisiton	—	15,108,224	—	15,108,224
Cap-Oeste Sur East (COSE) acquisition	—	2,093,218	—	2,093,218
Fifteen Mile Stream (FMS) acquisition	—	5,691,629	—	5,691,629
Other additions	—	351,818	107,998	459,816
Depletion	(2,415,942)	—	—	(2,415,942)
Recoveries	—	(105,273)		(105,273)
Currency translation adjustments	220,227	—	—	220,227
As at May 31, 2019	3,617,750	51,147,953	1,494,680	56,260,383
Alamos royalty portfolio acquisition	—	67,455	18,888	86,343
Fifteen Mile Stream (FMS) acquisition	—	530,067	—	530,067
NuevaUnión acquisition	—	1,381,733	—	1,381,733
Idaho Resources Corp. acquisition	—	—	5,761,852	5,761,852
Other additions	—	88,702	27,972	116,674
Depletion	(911,427)	—	—	(911,427)
Recoveries	—	—	(150,000)	(150,000)
Reclassification (Joaquin and COSE)	8,399,942	(8,399,942)	—	—
Currency translation adjustments	(399,420)	—	(105,625)	(505,045)
As at May 31, 2020	$10,706,845	$44,815,968	$7,047,767	$62,570,580

Historical costs	$17,724,052	$44,815,968	$7,047,767	$69,587,787
Accumulated depletion	$(7,017,207)	$—	$—	$(7,017,207)

*Note: For transactions prior to the reporting period, please refer to the Company's past audited financial statements on SEDAR at www.sedar.com.

During the year ended May 31, 2020, the Company had the following acquisitions:

IRC acquisition

In May 2020 the Company closed its stock purchase agreement under which it acquired all outstanding common shares of Idaho Resources Corp. ("IRC"), who held two gross overriding return ("GOR") royalties. Under the terms of stock purchase agreement, shareholders of IRC received in aggregate US$2,000,000 and 357,121 common shares (valued at $7.70 per share on May 22, 2020). The purchase price allocation for the IRC acquisitions is as follow:

Considerations paid:
Cash paid	$2,800,800
Common shares issued	2,749,831
Acquisition costs	236,025
5,786,656
Net asset acquired
Cash	$804
Marketable securities	24,000
IRC NSR interests	5,761,852
$5,786,656

The Company acquired the following GOR interests:

Anglo/Zeke

A 0.5% GOR payable by Nevada Gold Mines, a joint venture between Barrick Gold Corporation and Newmont Corporation, on claims located southeast of the Cortez Operations and Goldrush project in Nevada, USA.

Red Hill

A 1.5% GOR payable by NuLegacy Gold Corporation, on claims located southeast of the Cortez Operations and Goldrush project and Anglo/Zeke claim in Nevada, USA.

NuevaUnión acquisition

In February 2020, the Company entered into a purchase agreement, jointly with Nova Royalty Corp. ("Nova") (formerly BatteryOne Royalty Corp.), to acquire a 2.0% Net smelter Return ("NSR") on future gold production from a portion of the La Fortuna deposit and prospective exploration grounds forming part of the NuevaUnión copper-gold project ("NuevaUnión") located in Chile. NuevaUnión is jointly owned by Newmont Corporation and Teck Resources Limited. The aggregate consideration of US$8,000,000 is split between the purchasers, where the Company has agreed to pay 25% or US$2,000,000 in cash and common shares:

  US$750,000 in cash on closing (paid);
  US$250,000 in cash in one year after closing (Note 6); and
  US$500,000 in cash and US$500,000 in common shares upon the achievement of commercial production at the La Fortuna deposit.

During the year ended May 31, 2020, the Company paid $49,518 of acquisition costs of the NuevaUnión NSR.

Alamos royalty portfolio acquisition

Biricu

In June 2019, the Company issued 2,574 common shares (valued at $4.32 per share on June 20, 2019) for a 2.0% NSR royalty on the Biricu project, in connection to the same purchase and sale agreement dated April 2019.

Orion

In August 2019, the Company and Alamos amended the purchase and sale agreement dated April 2019 to remove one NSR royalty and include the purchase of the Orion NSR royalty for common shares of the Company, which is subject to closing conditions.

During the year ended May 31, 2020, the Company paid $75,220 of acquisition costs.

Tower Mountain acquisition

The Tower Mountain project located in Ontario, Canada was wholly-owned by ValGold Resources Ltd. ("ValGold"), who completed an Independent Mineral Resource Estimation report in February 2006 indicating inferred resource of 151,000 ounces in a bulk tonnage model within 7,150,000 tonnes at an average grade of 0.66 grams per tonne gold. In August 2019, the Company entered into an agreement to sell the Tower Mountain project for $150,000 (offset against pre-production royalty payable to the original owner) and a 2.0% NSR royalty interest on the property was retained for the benefit of the Company.

Fifteen Mile Stream acquisition

In August 2019, the Company entered into an agreement to acquire a 3.0% NSR royalty on the western half of the Plenty Zone and Seloam Brook prospect of St. Barbara Ltd.'s ("St. Barbara") Fifteen Mile Stream ("FMS") project for $2,000,000; $500,000 of which was paid on signing of the agreement and $1,500,000 which is conditional upon the achievement of certain milestones. This acquisition increased the Company's position at the FMS project. The Company incurred $30,067 of acquisition costs.

During the year ended May 31, 2019, the Company had the following acquisitions:

Alamos royalty portfolio acquisition

In April 2019, the Company entered into a purchase and sale agreement to acquire a portfolio of eighteen NSR royalties and options to acquire NSR royalties from Alamos Gold Inc. and its affiliates (collectively, "Alamos") for total consideration of US$8,240,000 payable in common shares of the Company. The Company completed the acquisition and issued 2,054,752 common shares (valued at $4.64 per share on April 16, 2019) and incurred $426,171 of acquisition costs. The aggregate purchase price of $9,960,221 is allocated to each component based on its proportionate fair value within the portfolio of assets acquired. The Company acquired the following key non-current assets:

Wasamac

A 1.5% NSR royalty payable by Monarch Gold Corp. on the claims for the Wasamac gold project located in Quebec, Canada.  The NSR royalty is subject to a buy back option where the operator may purchase 0.5% of the NSR for $7.5 million.

El Realito

The Company acquired a 2.0% NSR royalty payable by Agnico Eagle Mines Limited ("Agnico") on the claims for the El Realito mineralized system located in Sonora, Mexico. The NSR royalty is subject to a buy back option where the operator may purchase 1.0% of the NSR royalty for US$4,000,000.

La Fortuna option

The Company was granted a two-year option to acquire a 1.0% NSR royalty payable by Minera Alamos Inc. on the La Fortuna project located in Durango, Mexico for US$1,000,000, where an upfront option payment of US$400,000 was paid and an additional US$600,000 due upon the exercising of the option. The upfront option payment made is fully refundable if the Company does not exercise within two years.

Fifteen Mile Stream acquisition

In February 2019, the Company entered into a purchase and sale agreement to acquire a 1.0% NSR royalty on Atlantic Gold Corporation's FMS project for US$4,000,000, which included $2,920,720 or US$2,200,000 in cash and 654,750 common shares (valued at $4.16 per share on February 12, 2019). The Company incurred $53,309 in acquisition costs. This NSR royalty is in connection with two claims which covers the Egerton-Maclean, Hudson, 149 East Zone, and the majority of the Plenty deposit, which collectively comprise the FMS project located in Nova Scotia, Canada. This NSR royalty covers all metals mined or otherwise recovered from the FMS project. Atlantic Gold Corporation was subsequently acquired by St. Barbara.

Aureus East acquisition

In January 2019, the Company acquired a 1.0% NSR royalty for $315,000 in cash on the Aureus East project (formerly known as the Dufferin East project) located in Nova Scotia, Canada, which is operated by Aurelius Minerals Inc.. The Company incurred $24,246 of acquisition costs.

Cap-Oeste Sur East acquisition

In December 2018, the Company entered into a definitive agreement to acquire a 1.5% NSR royalty for $2,014,065 or US$1,500,000 in cash from Patagonia Gold S.A. ("Patagonia Gold"). The Company incurred $79,153 of acquisition costs. This NSR royalty is in connection with certain mining rights located on the Cap-Oeste Sur East (the "COSE") property located in the province of Santa Cruz, Argentina and includes a NSR on all products mined or otherwise recovered from the COSE property, which is a gold and silver project that is 100%-owned by Minera Triton Argentina S.A., a wholly-owned subsidiary of Pan American Silver Corp. This agreement also includes a right of first refusal in favour of Metalla to acquire a future NSR royalty that may be granted by, or received by, the Patagonia Gold (or its affiliate) on its Cap-Oeste mine.

Santa Gertrudis acquisitions

In November 2018, the Company closed a purchase and sale agreement to acquire a 2.0% NSR royalty payable by Agnico on the Santa Gertrudis gold property in Sonora, Mexico from GoGold Resources Inc. ("GoGold") for $15,108,224 or US$12,000,000. Agnico has a right to repurchase 1% portion of this NSR royalty for US$7,500,000. The Company paid $7,863,540 or US$6,000,000 in cash and GoGold exercised its right to take half of the purchase price in 2,530,769 common shares of the Company (valued at $2.84 per share on November 7, 2018). The Company incurred $63,240 of acquisition costs.

ValGold acquisition

In July 2018, the Company completed its plan of arrangement to acquire all outstanding common shares of ValGold, who held two NSR royalties and an exploration and evaluation project. On the closing date:

  the Company issued 2,414,981 common shares (valued at $3.16 per share on July 31, 2018) in exchange for common shares and in-the-money stock options of ValGold; and
  share purchase warrants of ValGold outstanding remained exercisable to acquire up to 654,207 common shares of the Company at $2.40.

The purchase price allocation for the ValGold acquisitions is as follow:

Considerations paid:
Common shares issued	$7,631,342
Reserve for ValGold share purchase warrants	801,345
Acquisition costs	167,157
8,599,844
Net asset acquired:
Cash	$588,533
Trade receivables and other	39,673
ValGold royalty interests	8,217,300
Trade and other payables	(245,662)
$8,599,844

The share purchase warrants of ValGold outstanding on the closing date remained exercisable for common shares of the Company at $2.40 per share until October 6, 2019. The fair value of these share purchase warrants was estimated at $0.31 per share or $801,345 using the Black-Scholes option pricing model with assumptions as follows: risk-free interest rate of 2.07%, expected annual dividend yield of 2.07%, expected stock price volatility of 73%, expected life of 1.1 years, and forfeiture rate of 0%. The Company acquired the following non-current assets:

Garrison

A 2.0% NSR royalty payable by O3 Mining Inc. on the claims for (a) the Garrcon and Jonpol zones and (b) the eastern portion of the 903 Zone, both within its wholly-owned Garrison Project, which consists of a portfolio of properties along the Destor-Porcupine Fault Zone in Ontario, Canada.

Los Platos

A 1.5% NSR royalty on the Los Platos exploration project located in Venezuela.